UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 May 6, 2010

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	124

Form13F Information Table Value Total:	232,704

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      949    11355 SH       SOLE          01         9280              2075
AT&T Corp.                     COM              00206R102     2893   111969 SH       SOLE          01       102571              9398
Abbott Labs                    COM              002824100      442     8385 SH       SOLE          01         7885               500
Aflac Inc.                     COM              001055102     2428    44723 SH       SOLE          01        43983               740
Allstate Corp.                 COM              020002101      349    10800 SH       SOLE          01        10500               300
Altria Group Inc.              COM              02209S103      285    13890 SH       SOLE                     3775             10115
Altria Group Inc.              COM              02209S103       53     2600 SH       OTHER                                      2600
American Express Co.           COM              025816109     3086    74796 SH       SOLE          01        68496              6300
Amgen Corp.                    COM              031162100     3018    50442 SH       SOLE          01        42410              8032
Automatic Data Processing Inc  COM              053015103     1260    28330 SH       SOLE          01        28005               325
Avon Products                  COM              054303102      388    11445 SH       SOLE          01        10220              1225
BLDRS Emerging Market 50 Index COM              09348r300     1803    40980 SH       SOLE          01        39330              1650
BP PLC Spons ADR               COM              055622104     3719    65165 SH       SOLE          01        61148              4017
BP PLC Spons ADR               COM              055622104      270     4732 SH       SOLE                      725              4007
BP PLC Spons ADR               COM              055622104       68     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104     1989   111435 SH       SOLE          01       102658              8777
Bank of America Corp.          COM              060505104      204    11451 SH       SOLE                     4476              6975
Bank of America Corp.          COM              060505104       43     2390 SH       OTHER                                      2390
Bard (C.R.), Inc.              COM              067383109     1908    22025 SH       SOLE          01        21525               500
Baxter International Inc.      COM              071813109      361     6200 SH       SOLE          01         6200
Berkshire Hathaway Class B     COM              084670207     4300    52915 SH       SOLE          01        48565              4350
Best Buy Co., Inc.             COM              086516101     1362    32019 SH       SOLE          01        30064              1955
Bristol Myers Squibb Co.       COM              110122108      310    11600 SH       SOLE                     3325              8275
Bristol Myers Squibb Co.       COM              110122108       16      600 SH       OTHER                                       600
CVS/Caremark Corporation       COM              126650100     3306    90430 SH       SOLE          01        84555              5875
Caterpillar Inc.               COM              149123101     2929    46599 SH       SOLE          01        42670              3929
Chevron Corp.                  COM              166764100     3495    46085 SH       SOLE          01        42451              3634
Cisco Systems, Inc.            COM              17275r102     4697   180458 SH       SOLE          01       166074             14384
Coca Cola Co.                  COM              191216100     2847    51757 SH       SOLE          01        47655              4102
Colgate - Palmolive            COM              194162103     1273    14935 SH       SOLE          01        14765               170
Comcast Cl A                   COM              20030N101     1436    76235 SH       SOLE          01        72910              3325
ConocoPhillips                 COM              20825c104     4932    96386 SH       SOLE          01        87767              8619
ConocoPhillips                 COM              20825c104      119     2325 SH       SOLE                      600              1725
ConocoPhillips                 COM              20825c104       82     1604 SH       OTHER                                      1604
Costco Wholesale Corp.         COM              22160k105     3824    64043 SH       SOLE          01        56978              7065
Danaher Corporation            COM              235851102     3237    40512 SH       SOLE          01        36648              3864
Devon Energy Corporation       COM              25179m103     2839    44066 SH       SOLE          01        39215              4851
Diageo PLC ADR                 COM              25243Q205     2851    42265 SH       SOLE          01        40190              2075
Disney (Walt) Co.              COM              254687106     5887   168640 SH       SOLE          01       156070             12570
Dow Jones Dividend ETF (DVY)   COM              464287168      821    17850 SH       SOLE          01        15475              2375
DuPont                         COM              263534109     2724    73140 SH       SOLE          01        68865              4275
Duke Energy Corp.              COM              26441C105      222    13583 SH       SOLE                     2900             10683
Emerson Electric Co.           COM              291011104     2501    49674 SH       SOLE          01        45674              4000
Exxon Mobil Corp.              COM              30231G102     4230    63158 SH       SOLE          01        61454              1704
Exxon Mobil Corp.              COM              30231G102      182     2712 SH       SOLE                      100              2612
Exxon Mobil Corp.              COM              30231G102       67     1000 SH       OTHER                                      1000
First Solar Inc.               COM              336433107     1028     8385 SH       SOLE          01         8360                25
Fiserv Incorporated            COM              337738108     4229    83308 SH       SOLE          01        76535              6773
General Electric Co.           COM              369604103     4926   270657 SH       SOLE          01       256611             14046
General Electric Co.           COM              369604103      218    12005 SH       SOLE                     1650             10355
General Electric Co.           COM              369604103      231    12700 SH       OTHER                                     12700
Goldman Sachs Group            COM              38141g104     2015    11810 SH       SOLE          01        11155               655
Goodrich Corporation           COM              382388106     3406    48305 SH       SOLE          01        46330              1975
Helmerich & Payne              COM              423452101     1624    42650 SH       SOLE          01        41250              1400
Hewlett Packard Co             COM              428236103     5020    94451 SH       SOLE          01        87351              7100
Home Depot Inc.                COM              437076102     4154   128418 SH       SOLE          01       120818              7600
Honeywell Intl Inc.            COM              438516106     3064    67674 SH       SOLE          01        61645              6029
Infosys Technologies           COM              456788108     4442    75529 SH       SOLE          01        67985              7544
Int'l Business Machines Corp.  COM              459200101     2146    16733 SH       SOLE          01        15908               825
Intel Corp.                    COM              458140100     3720   166884 SH       SOLE          01       155959             10925
iShares Russell 3000 Index Fd. COM              464287689      216     3135 SH       SOLE          01         2635               500
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2728    26085 SH       SOLE          01        24585
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      557     6679 SH       SOLE          01         6479
iShares Trust Barcl. Agg. Bond COM              464287226     4470    42899 SH       SOLE          01        41999
iShares Trust Barcl. TIPS Bond COM              464287176      766     7370 SH       SOLE          01         5470
iShares Trust MSCI EAFE Index  COM              464287465      429     7660 SH       SOLE          01         7660
JP Morgan Chase & Co           COM              46625H100      718    16038 SH       SOLE          01        15274               764
Johnson & Johnson              COM              478160104     8107   124339 SH       SOLE          01       118479              5860
Johnson & Johnson              COM              478160104      113     1740 SH       SOLE                      220              1520
Johnson & Johnson              COM              478160104      176     2700 SH       OTHER                                      2700
Kraft Foods Inc                COM              50075n104     1586    52454 SH       SOLE          01        49866              2588
Laramide Res Ltd.              COM              51669t101       48    37500 SH       SOLE          01        37500
Lowe's Cos.                    COM              548661107      652    26894 SH       SOLE          01        26894
McCormick & Co., Inc.          COM              579780206      209     5455 SH       SOLE          01         5455
Medco Health Solutions         COM              58405u102     5901    91402 SH       SOLE          01        85727              5675
Medtronic, Inc.                COM              585055106     1780    39540 SH       SOLE          01        36760              2780
Mega Uranium Ltd.              COM              58516w104       44    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      809    21655 SH       SOLE          01        18015              3640
Microsoft Corp.                COM              594918104     2984   101885 SH       SOLE          01        92975              8910
Morgan Stanley                 COM              617446448     2062    70408 SH       SOLE          01        66824              3584
Murphy Oil Corp.               COM              626717102     2395    42630 SH       SOLE          01        38405              4225
Nike Inc. Cl B                 COM              654106103      709     9640 SH       SOLE          01         9520               120
Novo-Nordisk ADR               COM              670100205     1487    19286 SH       SOLE          01        17270              2016
Nucor Corp.                    COM              670346105     2127    46880 SH       SOLE          01        43125              3755
Oracle Corporation             COM              68389X105      368    14295 SH       SOLE          01        14295
Pepsico Inc.                   COM              713448108     2354    35578 SH       SOLE          01        31243              4335
Pfizer, Inc.                   COM              717081103     1970   114895 SH       SOLE          01       107793              7102
Pfizer, Inc.                   COM              717081103      134     7825 SH       SOLE                     3100              4725
Pfizer, Inc.                   COM              717081103       79     4600 SH       OTHER                                      4600
Phillip Morris Int'l           COM              718172109      271     5200 SH       SOLE          01         5200
Procter & Gamble               COM              742718109     5993    94725 SH       SOLE          01        86484              8241
Raytheon Co.                   COM              755111507      213     3733 SH       SOLE          01         3733
Republic Services Inc.         COM              760759100      957    32980 SH       SOLE          01        32180               800
Schlumberger Ltd.              COM              806857108     2817    44385 SH       SOLE          01        42295              2090
Southern Co.                   COM              842587107      248     7475 SH       SOLE                     3600              3875
Southern Co.                   COM              842587107       17      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     3063    53525 SH       SOLE          01        48900              4625
Sysco Corp.                    COM              871829107     1005    34075 SH       SOLE          01        30650              3425
TJX Companies Inc              COM              872540109     5060   119007 SH       SOLE          01       108457             10550
Teva Pharmaceutical Industries COM              881624209      949    15050 SH       SOLE          01        14915               135
Tocqueville Tr Gold Fund       COM              888894862      867    14761 SH       SOLE          01        14761
Treasury Metals Inc. Common    COM              894647106        7    10262 SH       SOLE          01        10262
U. S. Bancorp                  COM              902973304     2835   109530 SH       SOLE          01       107005              2525
Union Pacific Corp.            COM              907818108     2481    33845 SH       SOLE          01        30575              3270
United Parcel Service Cl B     COM              911312106      226     3515 SH       SOLE          01         2840               675
United Technologies Corp.      COM              913017109     5644    76673 SH       SOLE          01        71013              5660
Vanguard Inter Term Bond Index COM              921937819      310     3865 SH       SOLE          01         1890
Vanguard Short Term Bond Index COM              921937827     8011   100137 SH       SOLE          01        86692
Vanguard Short Term Bond Index COM              921937827      825    10310 SH       SOLE                     1950              8360
Vanguard Total Bond Mkt Index  COM              921937835     4973    62790 SH       SOLE          01        52220
Vanguard Total Bond Mkt Index  COM              921937835      712     8985 SH       SOLE                                       8985
Vanguard Inter Term Govt Index COM              92206C706      934    15695 SH       SOLE          01         1890
Vanguard Index Extended Mkt ET COM              922908652      625    13319 SH       SOLE          01        11475              1843
Vanguard Int'l Equity Index ET COM              922042775     1463    32915 SH       SOLE          01        31095              1820
Vanguard REIT ETF (VNQ)        COM              922908553     1407    28830 SH       SOLE          01        25780              3050
Vanguard Total Stock Mkt ETF ( COM              922908769      736    12345 SH       SOLE          01        12345
Varian Medical Systems         COM              92220P105     1694    30619 SH       SOLE          01        28185              2434
Verizon Communications         COM              92343v104      345    11127 SH       SOLE          01        10639               488
Verizon Communications         COM              92343v104      314    10132 SH       SOLE                     2175              7957
Verizon Communications         COM              92343v104       37     1200 SH       OTHER                                      1200
Wal-Mart Stores                COM              931142103      707    12711 SH       SOLE          01        11311              1400
Walgreen Co.                   COM              931422109      699    18848 SH       SOLE          01        18748               100
WellPoint Inc.                 COM              94973v107     2750    42714 SH       SOLE          01        38780              3934
Wells Fargo & Co.              COM              949746101     1303    41858 SH       SOLE          01        40137              1721